Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net Loss	$ (732)	$ (1,636)
Adjustments Required to Present Cash Flows from Operating Activities:
Depreciation and amortization	114	105
Increase (decrease) in liability for employee benefits, net	4	4
Other finance expenses, net	21	(17)
Share-based compensation	288	252
Total income and expenses not involving cash flows	427	344
Changes in asset and liability line items:
Decrease (increase) in trade receivables	(487)	164
Decrease (increase) in other current assets	8	(289)
Decrease (increase) in inventory	564	(244)
Increase (decrease) in trade payables	(366)	(492)
Increase (decrease) in other accounts payables	288	(17)
Total changes in asset and liability	7	(878)
Net cash provided by (used in) operating activities	(298)	(2,170)
Cash flow from investing activities
Increase in long-term bank deposit	(4)
Increase in long-term deposit others	(11)	(8)
Purchase of marketable securities, net	13	33
Purchase of property, plant and equipment	(5)	(26)
Net cash used in investing activities	(7)	(1)
Cash flows from financing activities
Exercise of stock options		49
Issuance of Ordinary Shares, net		2,487
Issuance of Ordinary Shares in the IPO, net
Repayment of lease liabilities	(107)	(73)
Net cash provided by (used in) financing activities	(107)	2,463
Exchange rate differentials for cash and cash equivalent balances	63	66
Increase (decrease) in cash and cash equivalents	(349)	358
Cash and cash equivalents balance at the beginning of the year	2,982	3,178
Cash and cash equivalents balance at the end of the year	2,633	3,536
Appendix A - Cash paid and received during the year for:
Interest paid	45	34
Appendix B – Material activities not involving cash flows:
Recognition of right-of-use asset against a lease liability	67	155
Prepaid issuance cost		$ 95